CAPITAL STOCK - Issued and outstanding capital stock (Details) - CAD ($) $ in Millions			12 Months Ended
	Jul. 06, 2017	Sep. 09, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Issued and outstanding capital stock
Balance at beginning of the year			$ 3,701.4
Reduction of paid-up capital			(50.0)	$ (100.0)	$ (25.0)
Redemption			(43.9)		(500.2)
Balance at end of the year			3,630.8	3,701.4
Aggregate purchase price of shares repurchased			43.9		500.2
Capital stock
Issued and outstanding capital stock
Balance at beginning of the year			$ 3,701.4	$ 3,801.4
Balance at beginning of the year (in shares)			95,983,176	95,983,176
Reduction of paid-up capital			$ (50.0)	$ (100.0)	(25.0)
Redemption			$ (20.6)		(289.7)
Redemption (in shares)			(541,899)
Balance at end of the year			$ 3,630.8	$ 3,701.4	$ 3,801.4
Balance at end of the year (in shares)			95,441,277	95,983,176	95,983,176
Capital stock | CDP Capital
Issued and outstanding capital stock
Redemption (in shares)	(541,899)	(7,268,324)
Aggregate purchase price of shares repurchased	$ 37.7	$ 500.0
Security paid	6.2
Transaction fees		0.2
Excess of purchase price over common shares repurchased	$ 23.3	$ 210.3